Pension and Other Postretirement Benefits - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 11	$ 11	$ 22	$ 22
Defined benefit plan, expected future employer contributions, current fiscal year	$ 22		$ 22